Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000211588 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211588 | 887389104 | Timken Co., (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211588 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211588 | 45688C107 | Ingevity Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211588 | 44980X109 | IPG Photonics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211588 | 077454106 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211588 | 81730H109 | SentinelOne, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211588 | 880779103 | Terex Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211588 | 353514102 | Franklin Electric Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211588 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000211588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000211588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000211588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211588 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000211588 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211588 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211587 | 589378108 | Mercury Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211587 | 887389104 | Timken Co., (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000211587 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211587 | 45688C107 | Ingevity Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211587 | 44980X109 | IPG Photonics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211587 | 077454106 | Belden, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211587 | 81730H109 | SentinelOne, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211587 | 880779103 | Terex Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211587 | 353514102 | Franklin Electric Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211587 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000211587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000211587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000211587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000211587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000211587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211587 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000211587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211587 | United States
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000211587 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000211587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134695 | 576690101 | Materion Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134695 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134695 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134695 | 683344105 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134695 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134695 | G01767105 | Alkermes PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 125141101 | CECO Environmental Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 74366E102 | Protagonist Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | 149568107 | Cavco Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000134695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000134695 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000134695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134695 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000134695 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134695 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134695 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134695 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134696 | 576690101 | Materion Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134696 | 861896108 | StoneX Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134696 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134696 | 683344105 | Onto Innovation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134696 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134696 | G01767105 | Alkermes PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 125141101 | CECO Environmental Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 377322102 | Glaukos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 74366E102 | Protagonist Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | 149568107 | Cavco Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000134696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000134696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000134696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000134696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000134696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000134696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000134696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134696 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000134696 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134696 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134696 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134696 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216810 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 576690101 | Materion Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216810 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216810 | 29355X107 | Enpro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216810 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216810 | 518415104 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216810 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216810 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000216810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000216810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000216810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000216810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000216810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000216810 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000216810 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216810 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216811 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 576690101 | Materion Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216811 | 615394202 | Moog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216811 | 29355X107 | Enpro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216811 | 75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216811 | 518415104 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216811 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216811 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000216811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000216811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000216811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000216811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000216811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000216811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000216811 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000216811 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216811 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000211581 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211581 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211581 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211581 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211581 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211581 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211581 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211581 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211581 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211581 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211581 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000211581 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211581 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000211581 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211581 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211581 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211581 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211581 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211581 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211581 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211581 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000211581 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211581 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211581 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211581 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211581 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211582 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211582 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211582 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211582 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211582 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211582 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211582 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211582 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211582 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211582 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211582 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000211582 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211582 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000211582 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211582 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211582 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000211582 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211582 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211582 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000211582 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211582 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000211582 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211582 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211582 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211582 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211582 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211583 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000211583 | 6771720 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000211583 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211583 | BMMV2K8 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211583 | BMG3GS6 | SK Square Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211583 | 6773812 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211583 | B0LMTQ3 | China Construction Bank Corp., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211583 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211583 | 6218089 | Lenovo Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211583 | 6966515 | Windbond Electronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211583 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000211583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000211583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211583 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211583 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000211583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000211583 | China
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000211583 | India
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000211583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211583 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211583 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211583 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211583 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211583 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211584 | 874039100 | Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000211584 | 6771720 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000211584 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000211584 | BMMV2K8 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211584 | BMG3GS6 | SK Square Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211584 | 6773812 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211584 | B0LMTQ3 | China Construction Bank Corp., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211584 | 01609W102 | Alibaba Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211584 | 6218089 | Lenovo Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211584 | 6966515 | Windbond Electronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211584 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000211584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000211584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000211584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000211584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000211584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000211584 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000211584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000211584 | China
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000211584 | India
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000211584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000211584 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211584 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211584 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211584 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211584 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | BF4HYT8 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211585 | 0486622 | Keller Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | B12W5Y9 | Koninklijke BAM Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211585 | B10DQJ6 | Implenia A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211585 | 6496023 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211585 | BZ1N262 | Attendo A.B.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211585 | 0491563 | Kier Group PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211585 | B55WMQ5 | Wallenius Wilhelmsen A.S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211585 | 6476542 | Regis Resources, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211585 | B0386J1 | Jyske Bank A/S
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211585 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000211585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000211585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000211585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000211585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211585 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000211585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000211585 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211585 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211585 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211585 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211585 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211585 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211586 | BF4HYT8 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000211586 | 0486622 | Keller Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | B12W5Y9 | Koninklijke BAM Groep N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211586 | B10DQJ6 | Implenia A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211586 | 6496023 | Kobe Steel, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000211586 | BZ1N262 | Attendo A.B.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211586 | 0491563 | Kier Group PLC
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211586 | B55WMQ5 | Wallenius Wilhelmsen A.S.A.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211586 | 6476542 | Regis Resources, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211586 | B0386J1 | Jyske Bank A/S
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000211586 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000211586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000211586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000211586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000211586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000211586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000211586 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000211586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211586 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000211586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000211586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000211586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000211586 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211586 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211586 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211586 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000211586 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211586 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246766 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246766 | BTMJD19 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246766 | BMGYJ02 | Kioxia Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246766 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246766 | 5501906 | Banco Bilbao Vizcaya Argentaria S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246766 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246766 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246766 | BYMXPS7 | UniCredit S.p.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246766 | BM8PJY7 | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246766 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000246766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000246766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000246766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000246766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000246766 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246766 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246766 | France
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246766 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246766 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246766 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246766 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246765 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246765 | BTMJD19 | Roche Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246765 | BMGYJ02 | Kioxia Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246765 | 7103065 | Novartis A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246765 | 5501906 | Banco Bilbao Vizcaya Argentaria S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246765 | 7309681 | BNP Paribas S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246765 | BN7SWP6 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246765 | BYMXPS7 | UniCredit S.p.A.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246765 | BM8PJY7 | NatWest Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246765 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000246765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000246765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000246765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000246765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000246765 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246765 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000246765 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000246765 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000246765 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246765 | France
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000246765 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246765 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000246765 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246765 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000246765 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018316 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018316 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018316 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018316 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018316 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018316 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018316 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018316 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018316 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018316 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018316 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000018316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000018316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000018316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018316 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000018316 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018316 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018316 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018316 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018316 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018316 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018316 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018316 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018316 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052675 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052675 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052675 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052675 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052675 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052675 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052675 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052675 | 5889505 | Infineon Technologies A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052675 | Y2573F102 | Flex, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052675 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052675 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000052675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000052675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000052675 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000052675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000052675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000052675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052675 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000052675 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052675 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052675 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052675 | France
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000052675 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052675 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052675 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052675 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000052675 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018311 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000018311 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000018311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018311 | Finance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018311 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018311 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018311 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052673 | Mortgage-Backed Securities Passthrough
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000052673 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000052673 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000052673 | Finance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000052673 | Utility
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052673 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000052673 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018320 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000018320 | Finance
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018320 | Utility
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052678 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000052678 | Finance
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052678 | Utility
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000176020 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176020 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000176020 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000176020 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176020 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176020 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176020 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176020 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000176021 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176021 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000176021 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000176021 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000176021 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176021 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176021 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176021 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018312 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000018312 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000018312 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018312 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018312 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018312 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000169263 | Revenue
Holdings [Line Items]
Percent of Net Asset Value	61.20%
C000169263 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000169263 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169263 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169263 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169263 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244704 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244704 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244704 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244704 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244704 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244704 | 872540109 | TJX Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244704 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244704 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244704 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244704 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000244704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000244704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000244704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000244704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000244704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244704 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244704 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000244704 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244704 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244699 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244699 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244699 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000244699 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244699 | 369550108 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000244699 | 064058100 | Bank of New York Mellon Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000244699 | 780259305 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244699 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244699 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000244699 | 626717102 | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244699 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000244699 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000244699 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000244699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244699 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244699 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244699 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244699 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244699 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000244699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000243104 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243104 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000243104 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000243104 | 01741R102 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243104 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243104 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000243104 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243104 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243104 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243104 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000243104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000243104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000243104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243104 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000243104 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%